Financial instruments - Schedule of Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 2.1	$ 2.1
Contingent consideration	79.4	0.0
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2.1	2.1
Other receivables	0.0	0.0
Contingent consideration	0.0
Total derivative instruments	0.0	0.0
Total financial assets	2.1	2.1
Long-term debt	2,035.6	1,922.5
Convertible debentures	0.3	0.2
Total derivative instruments	0.0	0.0
Total financial liabilities	2,035.9	1,922.7
Level 1 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments	0.0	0.0
Level 1 | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0.0
Total derivative instruments	0.0	0.0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0.0	0.0
Other receivables	0.7	0.6
Contingent consideration	0.0
Total derivative instruments	83.0	108.5
Total financial assets	83.7	109.1
Long-term debt	4,166.0	4,213.0
Convertible debentures	0.0	0.0
Total derivative instruments	17.5	19.4
Total financial liabilities	4,183.5	4,232.4
Level 2 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	83.0	108.3
Total derivative instruments	16.7	19.1
Level 2 | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0.2
Total derivative instruments	0.8	0.3
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	0.0	0.0
Other receivables	0.0	0.0
Contingent consideration	79.4
Total derivative instruments	0.0	0.0
Total financial assets	79.4	0.0
Long-term debt	0.0	0.0
Convertible debentures	0.0	0.0
Total derivative instruments	0.0	0.0
Total financial liabilities	0.0	0.0
Level 3 | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0.0	0.0
Total derivative instruments	0.0	0.0
Level 3 | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0.0
Total derivative instruments	0.0	0.0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2.1	2.1
Other receivables	0.7	0.7
Contingent consideration	79.4
Total derivative instruments	83.0	108.5
Total financial assets	165.2	111.3
Long-term debt	6,168.9	6,207.0
Convertible debentures	0.3	0.3
Total derivative instruments	17.5	19.4
Total financial liabilities	6,186.7	6,226.7
Carrying amount | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	83.0	108.3
Total derivative instruments	16.7	19.1
Carrying amount | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0.2
Total derivative instruments	0.8	0.3
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	2.1	2.1
Other receivables	0.7	0.6
Contingent consideration	79.4
Total derivative instruments	83.0	108.5
Total financial assets	165.2	111.2
Long-term debt	6,201.6	6,135.5
Convertible debentures	0.3	0.2
Total derivative instruments	17.5	19.4
Total financial liabilities	6,219.4	6,155.1
Fair value | Interest rate swaps designated as a hedge | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	83.0	108.3
Total derivative instruments	16.7	19.1
Fair value | Commodity contracts for regulatory operations | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0.2
Total derivative instruments	$ 0.8	$ 0.3